New and revised standards and interpretations issued but not yet effective	12 Months Ended
Oct. 31, 2018
Statements Line Items
New and revised standards and interpretations issued but not yet effective [Text Block]

6.        New and revised standards and interpretations issued but not yet effective

(a)	Amendments to IFRS 2 Share-Based Payments

IFRS 2 clarifies how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The effective date of these amendments is for annual periods beginning January 1, 2018. The Company will adopt the amendments as of its effective date. The Company has performed a preliminary assessment and does not expect there to be any significant impacts on the consolidated financial statements as a result of the adoption of these amendments.

(b)	IFRS 9 Financial Instruments

IFRS 9 addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income. The effective date of this standard is for annual periods beginning January 1, 2018. The Company will adopt this new standard as of its effective date. The Company has performed a preliminary assessment and does not expect there to be any significant impacts on the consolidated financial statements as a result of the adoption of this new standard.

(c)	IFRS 16 Leases

IFRS 16 was issued in January 2016 and replaces the previous guidance on leases. This standard provides a single recognition and measurement model to be applied by lessees to leases, with required recognition of assets and liabilities for most leases. This standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted if the Company is also applying IFRS 15, Revenue from Contracts with Customers. The Company will adopt this new standard as of its effective date. The Company is currently evaluating the impact of the adoption of this new standard on its consolidated financial statements.